Loans - Schedule of Loans Not Rated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 133,545	$ 121,662
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	132,441	120,620
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,104	1,042
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	847	865
Commercial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	847	865
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,371	1,446
Commercial Real Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,371	1,446
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	121,436	111,161
Residential Real Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	120,332	110,119
Residential Real Estate [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,104	1,042
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,978	1,503
Construction & Land Development [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,978	1,503
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	7,913	6,687
Consumer [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 7,913	$ 6,687